Schedule of Assets (Held at End of Year) - Summary of Employee Benefit Plan Statement of Investment (Detail) - EBP 004 [Member] - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Employee Benefit Plan Statement Of Investment [Line Items]
Entity Tax Identification Number		58-2582379
Employee Benefit Plan, Plan Number		004
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 859,315,926	$ 794,598,084
Employee Benefit Plan Short Term Investment Fund		260,541	391,285
Employee Benefit Plan, Note Receivable from Participant		23,328,496	$ 22,162,840
Employee Benefit Plan, Asset Held for Investment, Total		$ 882,644,422
Employee Benefit Plan, Investment, Number of Shares		1,609,840	1,807,780
Employee Benefit Plan, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage		50.00%
Maximum [Member]
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage		10.50%	10.50%
Minimum [Member]
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage		9.75%	9.50%
Vanguard Target Retire 2035 Trust II [Member]
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]		Common Collective Trust [Member]
Vanguard Target Retire 2040 Trust II [Member]
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]		Common Collective Trust [Member]
Vanguard Target Retire 2045 Trust II [Member]
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]		Common Collective Trust [Member]
Vanguard Target Retire 2050 Trust II [Member]
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]		Common Collective Trust [Member]
Vanguard Target Retire 2055 Trust II [Member]
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]		Common Collective Trust [Member]
Vanguard Target Retire 2060 Trust II [Member]
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]		Common Collective Trust [Member]
Vanguard Target Retire 2065 Trust II [Member]
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]		Common Collective Trust [Member]
Vanguard Target Retire Inc Trust II [Member]
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]		Common Collective Trust [Member]
The Vanguard Target Retire 2070 Trust II [Member]
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]		Common Collective Trust [Member]
American Europacific Growth Fund [Member]
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]		Mutual Fund [Member]
Dodge and Cox Income X [Member]
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]		Mutual Fund [Member]
Dodge and Cox Stock X [Member]
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]		Mutual Fund [Member]
Seagall Bryantand Hamill SM CP VAL INS [Member]
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]		Mutual Fund [Member]
Vanguard Institutional Index Fund [Member]
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]		Mutual Fund [Member]
Vanguard Small Cap Index Instl [Member]
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]		Mutual Fund [Member]
Vanguard Total Bond Market Index Inst [Member]
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]		Mutual Fund [Member]
Vanguard Total Intl Stock Index Instl [Member]
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]		Mutual Fund [Member]
Invesco Funds Government Agency [Member]
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]		Mutual Fund [Member]
Flowers Foods Inc Common Stock [Member]
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]		Employee Benefit Plan, Employer, Common Stock [Member]
Notes Receivable Fom Participants [Member]
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Note Receivable from Participant	[1]	$ 23,328,496
Employee Benefit Plan, Investment, Type [Extensible Enumeration]		Senior Notes [Member]
Common Collective Trust [Member]
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value	[2]	$ 535,655,589	$ 484,397,617
Mutual Fund [Member]
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value		289,902,003	$ 268,942,119
Investment, Identifier [Axis]: American Europacific Growth Fund
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 28,074,783
Employee Benefit Plan, Investment, Number of Shares		522,613
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]		American Europacific Growth Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		Employee Benefit Plan, Participant-Directed [Member]
Investment, Identifier [Axis]: Dodgeand Cox Income X
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 39,115,795
Employee Benefit Plan, Investment, Number of Shares		3,157,045
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]		Dodge and Cox Income X [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		Employee Benefit Plan, Participant-Directed [Member]
Investment, Identifier [Axis]: Dodgeand Cox Stock X
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 83,819,254
Employee Benefit Plan, Investment, Number of Shares		325,904
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]		Dodge and Cox Stock X [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		Employee Benefit Plan, Participant-Directed [Member]
Investment, Identifier [Axis]: Flowers Foods, Inc. Common Stock
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value	[1]	$ 33,497,793
Employee Benefit Plan, Investment, Number of Shares		1,621,384
Employee Benefit Plan, Asset Held for Investment, Party-in-Interest [true false]		true
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]		Flowers Foods Inc Common Stock [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		Employee Benefit Plan, Participant-Directed [Member]
Investment, Identifier [Axis]: Geneva Small Cap Growth Collective FD C
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 16,954,975
Employee Benefit Plan, Investment, Number of Shares		1,536,013
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]		Geneva Small Cap Growth Collective Fund C [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]		Common Collective Trust [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		Employee Benefit Plan, Participant-Directed [Member]
Investment, Identifier [Axis]: Harbor Capital Appreciation CIT 4
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 1
Employee Benefit Plan, Investment, Number of Shares		1
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]		Harbor Capital Appreciation CIT 4 [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]		Common Collective Trust [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		Employee Benefit Plan, Participant-Directed [Member]
Investment, Identifier [Axis]: Harbor Capital Appreciation CIT R
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 95,125,412
Employee Benefit Plan, Investment, Number of Shares		5,332,142
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]		Harbor Capital Appreciation CIT R [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]		Common Collective Trust [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		Employee Benefit Plan, Participant-Directed [Member]
Investment, Identifier [Axis]: Invesco Funds Governmentand Agency
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan Short Term Investment Fund		$ 260,541
Employee Benefit Plan, Investment, Number of Shares		260,541
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]		Invesco Funds Government Agency [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		Employee Benefit Plan, Participant-Directed [Member]
Investment, Identifier [Axis]: Notes Receivable from Participants
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Asset Held for Investment, Party-in-Interest [true false]		true
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]		Notes Receivable Fom Participants [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		Employee Benefit Plan, Participant-Directed [Member]
Investment, Identifier [Axis]: Notes Receivable from Participants | Maximum [Member]
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage		10.50%
Investment, Identifier [Axis]: Notes Receivable from Participants | Minimum [Member]
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage		9.75%
Investment, Identifier [Axis]: Putnam Stable Value Fund
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 56,346,493
Employee Benefit Plan, Investment, Number of Shares		55,452,404
Employee Benefit Plan, Asset Held for Investment, Party-in-Interest [true false]		true
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]		Putnam Stable Value Fund [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]		Common Collective Trust [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		Employee Benefit Plan, Participant-Directed [Member]
Investment, Identifier [Axis]: Seagall Bryantand Hamill SM CP VAL INS
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 7,112,187
Employee Benefit Plan, Investment, Number of Shares		477,649
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]		Seagall Bryantand Hamill SM CP VAL INS [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		Employee Benefit Plan, Participant-Directed [Member]
Investment, Identifier [Axis]: The Vanguard Target Retire 2025 Trust II
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 47,214,981
Employee Benefit Plan, Investment, Number of Shares		955,189
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]		The Vanguard Target Retire 2025 Trust II [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]		Common Collective Trust [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		Employee Benefit Plan, Participant-Directed [Member]
Investment, Identifier [Axis]: The Vanguard Target Retire 2030 Trust II
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 72,060,031
Employee Benefit Plan, Investment, Number of Shares		1,410,729
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]		The Vanguard Target Retire 2030 Trust II [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]		Common Collective Trust [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		Employee Benefit Plan, Participant-Directed [Member]
Investment, Identifier [Axis]: The Vanguard Target Retire 2070 Trust II
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 886,454
Employee Benefit Plan, Investment, Number of Shares		36,241
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]		The Vanguard Target Retire 2070 Trust II [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		Employee Benefit Plan, Participant-Directed [Member]
Investment, Identifier [Axis]: Vanguard Institutional Index Fund
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 84,410,419
Employee Benefit Plan, Investment, Number of Shares		176,259
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]		Vanguard Institutional Index Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		Employee Benefit Plan, Participant-Directed [Member]
Investment, Identifier [Axis]: Vanguard Small Cap Index Instl
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 13,433,577
Employee Benefit Plan, Investment, Number of Shares		116,662
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]		Vanguard Small Cap Index Instl [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		Employee Benefit Plan, Participant-Directed [Member]
Investment, Identifier [Axis]: Vanguard Target Retire 2020 Trust II
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 15,478,517
Employee Benefit Plan, Investment, Number of Shares		330,032
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]		Vanguard Target Retire 2020 Trust II [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]		Common Collective Trust [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		Employee Benefit Plan, Participant-Directed [Member]
Investment, Identifier [Axis]: Vanguard Target Retire 2035 Trust II
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 56,507,539
Employee Benefit Plan, Investment, Number of Shares		1,046,630
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]		Vanguard Target Retire 2035 Trust II [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		Employee Benefit Plan, Participant-Directed [Member]
Investment, Identifier [Axis]: Vanguard Target Retire 2040 Trust II
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 40,972,532
Employee Benefit Plan, Investment, Number of Shares		708,132
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]		Vanguard Target Retire 2040 Trust II [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		Employee Benefit Plan, Participant-Directed [Member]
Investment, Identifier [Axis]: Vanguard Target Retire 2045 Trust II
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 37,642,663
Employee Benefit Plan, Investment, Number of Shares		623,120
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]		Vanguard Target Retire 2040 Trust II [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		Employee Benefit Plan, Participant-Directed [Member]
Investment, Identifier [Axis]: Vanguard Target Retire 2050 Trust II
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 38,038,323
Employee Benefit Plan, Investment, Number of Shares		617,305
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]		Vanguard Target Retire 2050 Trust II [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		Employee Benefit Plan, Participant-Directed [Member]
Investment, Identifier [Axis]: Vanguard Target Retire 2055 Trust II
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 32,578,400
Employee Benefit Plan, Investment, Number of Shares		394,794
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]		Vanguard Target Retire 2055 Trust II [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		Employee Benefit Plan, Participant-Directed [Member]
Investment, Identifier [Axis]: Vanguard Target Retire 2060 Trust II
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 16,052,693
Employee Benefit Plan, Investment, Number of Shares		246,509
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]		Vanguard Target Retire 2060 Trust II [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		Employee Benefit Plan, Participant-Directed [Member]
Investment, Identifier [Axis]: Vanguard Target Retire 2065 Trust II
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 5,528,499
Employee Benefit Plan, Investment, Number of Shares		137,868
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]		Vanguard Target Retire 2065 Trust II [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		Employee Benefit Plan, Participant-Directed [Member]
Investment, Identifier [Axis]: Vanguard Target Retire Inc Trust II
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 4,268,076
Employee Benefit Plan, Investment, Number of Shares		94,825
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]		Vanguard Target Retire Inc Trust II [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		Employee Benefit Plan, Participant-Directed [Member]
Investment, Identifier [Axis]: Vanguard Total Bond Market Index Inst
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 15,362,486
Employee Benefit Plan, Investment, Number of Shares		1,620,515
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]		Vanguard Total Bond Market Index Inst [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		Employee Benefit Plan, Participant-Directed [Member]
Investment, Identifier [Axis]: Vanguard Total Intl Stock Index Instl
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 18,573,502
Employee Benefit Plan, Investment, Number of Shares		146,571
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]		Vanguard Total Bond Market Index Inst [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		Employee Benefit Plan, Participant-Directed [Member]

[1]	Parties-in-Interest (See Note 6)
[2]	In accordance with ASC 820-10, certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statement of net assets available for benefits.